Investments in Associates and Joint Ventures_Accumulated Unrecognized Share Of Losses In Investments In Associates(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Total Of Unrecognised Share Of Losses Of Associates	₩ 3,839	₩ (1,741)
Accumulated unrecognized loss	20,040	16,201
Doosung Metal Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	46
Accumulated unrecognized loss	65	65
Incheon Bridge Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	3,354
Unrecognized loss		(1,944)
Accumulated unrecognized loss	18,100	14,746
Jungdong Steel Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	0
Accumulated unrecognized loss	489	489
Dpaps Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	19	14
Accumulated unrecognized loss	358	339
Shinla Construction Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	0
Accumulated unrecognized loss	183	183
Jaeyang Industry Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	0
Accumulated unrecognized loss	30	30
Terra Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	0
Accumulated unrecognized loss	14	14
Jungdo Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	151	0
Accumulated unrecognized loss	312	161
Jinseung Tech Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	18
Accumulated unrecognized loss	21	21
Korea NM Tech Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	0
Accumulated unrecognized loss	28	28
CHONG IL MACHINE & TOOLS Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	19
Accumulated unrecognized loss	19	19
SKYDIGITAL INC.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	106
Accumulated unrecognized loss	106	106
IMT TECHNOLOGY Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	3	0
Accumulated unrecognized loss	3	0
Jo Yang Industrial Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	96	0
Accumulated unrecognized loss	96	0
IDTECK CO., LTD
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	216	0
Accumulated unrecognized loss	₩ 216	₩ 0